Document and Entity Information	6 Months Ended
Jun. 30, 2015
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Jun. 30, 2015
Trading Symbol	ENVA
Entity Registrant Name	Enova International, Inc.
Entity Central Index Key	0001529864
Entity Filer Category	Non-accelerated Filer